ALT ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
6986784	XXXXXXX	XXXXXX	XXXXXX		Closed	XX/XX/XXXX	XX/XX/XXXX	Waived	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
Waived- - Due Diligence Vendor-09/16/2026
Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/16/2026
Ready for Review- - Due Diligence Vendor-09/16/2026
Acknowledged-Emailed DD to waive - Due Diligence Vendor-09/16/2026
Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/14/2026

Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/18/2026
 Waived- - Due Diligence Vendor-09/16/2026
 Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/16/2026
 Acknowledged-Emailed DD to waive - Due Diligence Vendor-09/16/2026
 Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/14/2026

B2 Years On Job - Co-Borrower has 18 years on job Co-Borrower has 18 years on job

B1 Years On Job - Borrower has 5 years on job Borrower has 5 years on job

AUS Months Reserves Exceed Minimum Required - Qualifying Months Reserves of 139.88 exceeds the guideline minimum of 0 Qualifying Months Reserves of 139.88 exceeds the guideline minimum of 0

Years Owned Subject Property - Borrower has owned the subject property for 95 months
																			XX	Primary Residence	Refinance	Cash Out - Other	XXXXXXXX	Investor Post-Close	No